NUVEEN CALIFORNIA                                                         NUVEEN
INSURED UNIT TRUST 274                                                       893


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: October 1, 1996
ESTIMATED CURRENT RETURN:
5.15 - 5.36%
ESTIMATED LONG-TERM RETURN:
5.21 - 5.48%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $4,000,000 in 40,000 units
Average Life    26.7 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.69 to $97.71 depending on the purchase amount
Cusip           67065A 132 monthly payment plan
Numbers         67065A 140 quarterly payment plan
                67065A 157 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in California

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2016-20                                            20.0%
2021-25                                            52.5%
2026+                                              27.5%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 09/30/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.15%
     Tax Equivalent Yield                          8.88%

Treasury Bonds
     Yield                                         6.90%
     Tax Equivalent Yield                          7.61%

Corporate Bonds
     Yield                   7.74%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 09/27/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 09/27/96. ASSUMES 42.0% FEDERAL AND STATE INCOME TAX RATE AND A 9.30% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS CALIFORNIA INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   600,000  State of California, Various Purpose General Obligation Bonds, 5.90% Due    2005 at 101  AAA   Aaa
              3/1/25.
     600,000  California Health Facilities Financing Authority, Insured Health Facility   2006 at 102  AAA   Aaa
              Refunding Revenue Bonds (Catholic Healthcare West), 1996 Series A, 6.00%
              Due 7/1/25.
     200,000  Encinitas Union School District (San Diego County, California), General     No Optional  AAA   Aaa
              Obligation Bonds, Election of 1996, Series 1996, 0.00% Due 8/1/16.              Call
              (Original issue discount bonds delivered on or about August 22, 1996 at a price of 31.668% of principal amount.)
     600,000  County of Orange, California, 1996 Recovery Certificates of Participation,  2006 at 102  AAA   Aaa
              Series A, 6.00% Due 7/1/26.
     500,000  Palm Desert Financing Authority, California, Tax Allocation Revenue Bonds   2005 at 102  AAA   Aaa
              (Project Area No. 1, As Amended), Series 1995, 5.85% Due 4/1/25.
     500,000  County of Sacramento (California), Airport System PFC and Subordinated      2006 at 102  AAA   Aaa
              Revenue Bonds, Series 1996D, 5.75% Due 7/1/26. (Original issue discount bonds delivered on or about July 2, 1996 at a price of 94.945% of principal amount.)
     400,000  Sacramento Municipal Utility District (California), Electric Revenue Bonds,  2006 at 102 AAA   Aaa
              1996 Series J, 5.50% Due 8/15/21.
     600,000  City of Walnut Creek, California, Certificates of Participation, Refunding  2004 at 102  AAA   Aaa
              Series 1994 (John Muir Medical Center), 5.00% Due 2/15/16.
 ----------------------------------------------------------------------------------------------------------------
 $ 4,000,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 09/30/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.69     4.90 %      5.15%   5.21%   5.18%   5.24%   5.20%   5.26 %
 500 / $50,000              100.54     4.75        5.16    5.22    5.19    5.25    5.21    5.27
 1,000 / $100,000           100.27     4.50        5.17    5.24    5.21    5.27    5.23    5.29
 2,500 / $250,000           100.01     4.25        5.19    5.26    5.22    5.29    5.24    5.31
 5,000 / $500,000            99.23     3.50        5.23    5.32    5.26    5.35    5.28    5.37
 10,000 / $1,000,000         98.72     3.00        5.26    5.35    5.29    5.38    5.31    5.40
 25,000 / $2,500,000         98.22     2.50        5.28    5.39    5.31    5.42    5.33    5.44
 50,000 / $5,000,000         97.71     2.00        5.31    5.43    5.34    5.46    5.36    5.48

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      34.5%   37.5%   42.0%      45.0%
         5.15  % 7.86%   8.24%   8.88%      9.36 %
         5.16    7.88    8.26    8.90       9.38
         5.17    7.89    8.27    8.91       9.40
         5.19    7.92    8.30    8.95       9.44
         5.23    7.98    8.37    9.02       9.51
         5.26    8.03    8.42    9.07       9.56
         5.28    8.06    8.45    9.10       9.60
         5.31    8.11    8.50    9.16       9.65

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 11/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                11/15/96   $   .4323
 Monthly plan           12/15/96       .4323   $ 5.1883
 Quarterly plan          2/15/97      1.3050
                         5/15/97      1.3050     5.2203
 Semi-annual plan        5/15/97      2.6190
                        11/15/97      2.6190     5.2393
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.73 =  99.275
 investment       offering price     # of units
 (as of           and accrued        purchased
 09/30/96)        interest
 99.275       X   $5.1883        =   $515.07
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)

NUVEEN MASSACHUSETTS                                                      NUVEEN
INSURED UNIT TRUST 141                                                       893


--------------------------------------------------------------------------------


RATED: "AAA"                                        NUVEEN TAX-FREE UNIT TRUSTS:
All bonds in this Unit Trust are insured by MBIA    For the tax-sensitive, conservative investor.
Insurance Corporation. As a result, the bonds are   - Double Tax-Free
rated Aaa by Moody's Investors Service, Inc. and    - Dependable Income
both the bonds and the Units are rated AAA by       - Diversified Portfolios
Standard & Poor's, the highest rating given by      - Top-Rated Municipal Bonds
each agency.                                        DATE OF DEPOSIT: October 1, 1996
ESTIMATED CURRENT RETURN:
5.11 - 5.32%
ESTIMATED LONG-TERM RETURN:
5.15 - 5.41%


UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC OR ANY OTHER FEDERAL AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

QUICK FACTS ABOUT THIS UNIT TRUST

Tax Status      Income is exempt from federal and state income
                taxes. Capital gains are taxable.
Total Principal $3,500,000 in 35,000 units
Average Life    25.7 years
Call Protection Earliest ordinary optional call is 2004
Minimum         $5,000 or 50 units, whichever is lower
Investment
Offering Price  $100.45 to $97.48 depending on the purchase amount
Cusip           670947 829 monthly payment plan
Numbers         670947 837 quarterly payment plan
                670947 845 semi-annual payment plan
Insurance       Individual bonds (not units) are fully insured by
                MBIA Insurance Corporation, which guarantees
                timely payment of interest and principal.
Registration    Registered in Massachusetts

Payment         Investors may choose to receive monthly, quarterly
Plans           or semi-annual interest payments.
Bond Calls      Most municipal bonds are subject to optional bond
                calls. Bonds are usually called at a premium price
                and generally not below par value.
Sales Charge    The sales charge is a one-time expense included in
                the Public Offering Price.
Letter          Investors may use a Letter of Intent to get
of Intent       reduced sales charges on purchases made over a
(LOI)           13-month period (and to take advantage of dollar
                cost averaging). Minimum LOI investment $50,000.
Redemptions     Units can be redeemed on any business day at no
                charge. Units are redeemed at their current market
                value.
Reinvestment    Interest income and returned principal can be
                reinvested with no sales charge into Nuveen tax-
                free mutual or money market funds. For more
                information obtain a prospectus.

--------------------------------------------------------------------------------

MATURITY DATES (Description of Chart)
2014-17                                            21.5%
2018-21                                            21.4%
2022-25                                            42.8%
2026+                                              14.3%
The earliest ordinary optional call date is 2004

YIELD COMPARISON AS OF 09/30/96*
  (Description of Yield Comparison Chart)

Nuveen UIT
     Yield                                         5.11%
     Tax Equivalent Yield                          9.04%

Treasury Bonds
     Yield                                         6.90%
     Tax Equivalent Yield                          7.84%

Corporate Bonds
     Yield                   7.74%

 *COMPARES TRUST WITH 30-YEAR TREASURY BONDS AS OF 09/27/96 AND LEHMAN BROTHERS
  INVESTMENT GRADE LONG CORPORATE BOND INDEX AS OF 09/27/96. ASSUMES 43.5% FEDERAL AND STATE INCOME TAX RATE AND A 12.0% STATE INCOME TAX RATE. TREASURY BONDS ARE SUBJECT TO FEDERAL BUT NOT STATE INCOME TAXES; CORPORATE BONDS ARE GENERALLY SUBJECT TO BOTH. TREASURY BONDS, UNLIKE MUNICIPAL BONDS, ARE GUARANTEED BY THE U.S. GOVERNMENT.

CALL 1.800.257.8787 FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION INCLUDING CHARGES AND EXPENSES.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

--------------------------------------------------------------------------------

 BONDS THIS MASSACHUSETTS INSURED UNIT TRUST CONTAINS

                                                                                                        RATINGS
  PRINCIPAL                                                                              EARLIEST CALL ----------
    AMOUNT    BOND ISSUE                                                                 DATE AND PRICE S&P MOODY'S
 ----------------------------------------------------------------------------------------------------------------
 $   500,000  Massachusetts Bay Transportation Authority, General Transportation System   2005 at 101  AAA   Aaa
              Bonds, 1995 Series B, 5.375% Due 3/1/20. (Original issue discount bonds delivered on or about October 3, 1995 at a price of 93.615% of principal amount.)(General Obligation Bonds.)
     500,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2004 at 102  AAA   Aaa
              New England Medical Center Hospitals Issue, Series G-1, 5.375% Due 7/1/24.
     500,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2005 at 102  AAA   Aaa
              Newton-Wellesley Hospital Issue, Series E, 6.00% Due 7/1/25.
     500,000  Massachusetts Health and Educational Facilities Authority, Revenue Bonds,   2006 at 101  AAA   Aaa
              Williams College Issue, Series F, 5.50% Due 7/1/26. (Original issue discount bonds delivered on or about June 20, 1996 at a price of 92.945% of principal amount.)
     250,000  Massachusetts Industrial Finance Agency, Revenue Bonds (College of the Holy  2006 at 102 AAA   Aaa
              Cross-1996 Issue), 5.50% Due 3/1/20.
     275,000  Massachusetts Municipal Wholesale Electric Company, Power Supply System     2004 at 102  AAA   Aaa
              Revenue Bonds, 1994 Series B, 5.00% Due 7/1/17.
     500,000  Massachusetts Water Resources Authority, General Revenue Bonds, 1995 Series  2005 at 102 AAA   Aaa
              B, 5.00% Due 12/1/25. (Original issue discount bonds delivered on or about
              January 4, 1996 at a price of 94.801% of principal amount.)
     475,000  City of Attleboro, Massachusetts, General Obligation Bonds, 5.125% Due      2005 at 102  AAA   Aaa
              12/1/15. (Original issue discount bonds delivered on or about December 7,
              1995 at a price of 94.329% of principal amount.)
 ----------------------------------------------------------------------------------------------------------------
 $ 3,500,000  TOTAL            8 BONDS

--------------------------------------------------------------------------------

HOW TO DETERMINE YOUR INCOME AND YIELD

HOW TO CALCULATE YOUR RETURN

The estimated current return is the net income         the sales charge, and returns are as of 09/30/96.
divided by the offering price. Estimated long-term     As of this date, Units are offered at the public
return is a measure of the return to the investor      offering price plus accrued interest to the
expected to be earned over the estimated life of       settlement date of $.04. Returns and prices will
the Unit Trust. The public offering prices, which      fluctuate.
include

                          Public                       Estimated Return (CURRENT/Long Term)
 Breakpoints             Offering     Sales      -------------------------------------------------
 Units / Dollars           Price      Charge      Monthly Plan   Quarterly Plan  Semi-Annual Plan
 50 / $5,000           $    100.45     4.90 %      5.11%   5.15%   5.14%   5.18%   5.16%   5.20 %
 500 / $50,000              100.29     4.75        5.12    5.15    5.15    5.18    5.17    5.20
 1,000 / $100,000           100.03     4.50        5.13    5.18    5.16    5.21    5.18    5.23
 2,500 / $250,000            99.77     4.25        5.14    5.19    5.17    5.22    5.19    5.24
 5,000 / $500,000            98.99     3.50        5.18    5.25    5.21    5.28    5.23    5.30
 10,000 / $1,000,000         98.48     3.00        5.21    5.29    5.24    5.32    5.26    5.34
 25,000 / $2,500,000         97.98     2.50        5.24    5.33    5.27    5.36    5.29    5.38
 50,000 / $5,000,000         97.48     2.00        5.26    5.36    5.30    5.39    5.32    5.41

HOW TO DETERMINE YOUR
TAXABLE EQUIVALENT YIELD

The table shows the approximate yield an investor must get from a taxable investment to match the estimated current return from this Unit Trust.

                 Taxable Equivalent Yield (by tax
   UNIT TRUST                bracket)
     RETURN      36.5%   39.5%   43.5%      47.0%
         5.11  % 8.05%   8.45%   9.04%      9.64 %
         5.12    8.06    8.46    9.06       9.66
         5.13    8.08    8.48    9.08       9.68
         5.14    8.09    8.50    9.10       9.70
         5.18    8.16    8.56    9.17       9.77
         5.21    8.20    8.61    9.22       9.83
         5.24    8.25    8.66    9.27       9.89
         5.26    8.28    8.69    9.31       9.92

JOHN NUVEEN & CO. INCORPORATED
333 WEST WACKER DRIVE, CHICAGO, IL 60606
HOW TO CALCULATE YOUR INCOME
The table shows expected interest payments for monthly, quarterly and semi-annual plans. Payments will remain relatively constant as long as the Unit Trust's size, composition and expenses remain the same. The first record date is 11/01/96.

                                                 Annual
                    First Payment   Payment      Income
 Payment Plan           Date       (per unit)  (per unit)
 Initial partial
  payment (all
  plans)                11/15/96   $   .4275
 Monthly plan           12/15/96       .4275   $ 5.1301
 Quarterly plan          2/15/97      1.2897
                         5/15/97      1.2897     5.1621
 Semi-annual plan        5/15/97      2.5902
                        11/15/97      2.5902     5.1811
 EXAMPLE OF HOW TO CALCULATE YOUR ESTIMATED INCOME:
 $10,000       DIVIDED  BY 100.49 =  99.512
 investment       offering price     # of units
 (as of           and accrued        purchased
 09/30/96)        interest
 99.512       X   $5.1301        =   $510.51
 # of units       annual income      annual income
 purchased        per unit
                  (monthly plan)